FINANCE COSTS, NET (Schedule of Finance Costs Net) (Details) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Disclosure of finance costs, net [Abstract]
Net foreign exchange rate gains		[1]	₪ 2		₪ 7
CPI linkage income					2
Interest income from cash equivalents	2		2		1
Other		[1]		[1]	3
Finance income	2		4		13
Interest expenses	47		171		105
CPI linkage expenses	3		4
Other finance costs	5		9		13
Finance expenses	55		184		118
Finance costs, net	₪ 53		₪ 180		₪ 105

[1]	Representing an amount of less than 1 million.